Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Investments in hotel properties	$ 216,056	$ 213,527
Less accumulated depreciation	72,893	70,027
Net investments	143,163	143,500
Cash and cash equivalents	439	891
Accounts receivable, net of allowance for doubtful accounts of $122 and $201	2,374	2,070
Prepaid expenses and other assets	7,519	5,151
Deferred financing costs, net	2,265	2,644
Investment in hotel properties, held for sale, net	34,816	47,591
Total assets	190,576	201,847
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	11,975	8,778
Derivative liabilities, at fair value	14,115	15,935
Debt related to hotel properties held for sale	26,133	39,461
Long-term debt	97,378	93,360
Total liabilities	149,601	157,534
Redeemable preferred stock 10% Series B, 800,000 shares authorized; $.01 par value, 332,500 shares outstanding, liquidation preference of $8,312	7,662	7,662
EQUITY
Common stock, $.01 par value, 200,000,000 shares authorized; 23,143,655 and 23,145,927 shares outstanding.	29	29
Common stock warrants	0	252
Additional paid-in capital	135,269	134,994
Distributions in excess of retained earnings	(102,135)	(98,777)
Total shareholders' equity	33,201	36,536
Noncontrolling interest
Noncontrolling interest in consolidated partnership, redemption value $101 and $99	112	115
Total equity	33,313	36,651
COMMITMENTS AND CONTINGENCIES
Total liabilities and equity	190,576	201,847
Preferred Stock Series A [Member]
EQUITY
Preferred stock value	8	8
Series C Convertible Preferred Stock [Member]
EQUITY
Preferred stock value	$ 30	$ 30